Net Loss Per Share - Summary of Shares Excluded from Calculation of Diluted Net Loss per Share Applicable to Common Stockholders (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	5,956,282	5,158,357
Options to Purchase Shares of Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	4,394,369	3,596,444
Warrants to Purchase Shares of Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	1,561,913	1,561,913